Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	Iconic Brands, Inc.
Entity Central Index Key	0001350073
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	13-4362274
Entity Address Address Line 1	44 Seabro Avenue
Entity Address City Or Town	Amityville
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11701
City Area Code	631
Local Phone Number	464-4050